Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2019
Successor [Member]
Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases

Future minimum lease commitments under non-cancellable operating leases with initial or remaining terms of one year or more at March 31, 2019, are payable as follows (in thousands):

2019	$3,112
2020	3,204
2021	3,296
2022	2,927
2023	2,791
2024	2.792
Thereafter	4,425
Total	$22,548